FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	1 Months Ended			6 Months Ended
	Apr. 30, 2020 USD ($) instrument	Mar. 31, 2020 USD ($) instrument	Feb. 27, 2013 USD ($) instrument	Jun. 30, 2021 USD ($) instrument	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Feb. 29, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount				$ 561,318
Derivative instruments payable				10,000		$ 19,300
Debt issuance costs, gross				19,700		20,200
Interest rate swap 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount				$ 150,000			$ 150,000
DNB fixed rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument		3
Derivative, notional amount		$ 250,000
Nordea fixed rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument	2
Derivative, notional amount	$ 150,000
Interest rate swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument			6
Number of derivatives outstanding | instrument				1
Principal amount of debt used in interest rate swaps			$ 260,000
Derivative instruments receivable				$ 4,600		$ 0
Gain/(loss) on derivative				$ 11,000	$ (21,700)